Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
9.	Subsequent Events

Acquisition of the Judith Ripka Trademarks

On April 3, 2014, JR Licensing entered into an asset purchase agreement dated April 1, 2014 (the “Purchase Agreement”) with Judith Ripka Berk (“Ms. Ripka”), an individual, and certain companies owned by Ms. Ripka including Judith Ripka Creations (collectively “Ripka”), pursuant to which JR Licensing purchased from Ripka, the Ripka Brand, including the Judith Ripka and Judith Ripka Sterling trademarks and other intellectual property rights. On the closing date of the acquisition, the Company paid Ripka $12.0 million in cash, $6.0 million through the issuance of interest free notes payable (the “Ripka Notes”), and 571,429 shares of the Company’s stock. The Ripka Notes have a term of five years from the date of issuance, are payable in cash or shares of Xcel Common Stock valued at the time of payment, at the Company’s option, and with a floor price of $7.00 per share if paid in stock, with Ripka having certain rights to extend the maturity of the Ripka Notes in the event the Company’s stock is trading at a price of less than $7.00 per share. The Company is obligated to pay Ripka an additional $1.0 million on October 1, 2014 and an additional $1.2 million on April 1, 2015. In addition, the Company agreed to pay Ripka additional consideration of up to $5 million in aggregate (the “Ripka Earn-out”), payable in cash or shares of the Company’s Common Stock based on the fair market value of our Common Stock at the time of payment, and with a floor of $7.00 per share, based on the Ripka Brand achieving in excess of $1 million of net royalty income during each of the 12-month periods beginning on October 1, 2015 and ending on October 1, 2018, less the sum of all earn out payments for any prior earn-out period. Net royalty income shall not include any revenues generated by direct-response television sales or any revenue accelerated as a result of termination.

Concurrent with the acquisition of the Ripka Brand, the Company entered into (i) a license agreement with QVC, Inc. that provides for a royalty to be paid to the Company by QVC based on net sales of products under the Ripka Brand (the “JR/QVC Agreement”), and (ii) a license with an affiliate of Ripka that will design, source, market, and promote products under the Ripka Brand to wholesale accounts, through an e-commerce site which Xcel will operate, and through Ripka owned retail stores (the “Wholesale Business”). The license with the Wholesale Business will provide for a royalty payable to the Company based on its wholesale sale of products under the Ripka Brand. The Company issued to QVC a Warrant (the “QVC Warrant”) to purchase a number of shares of our Common Stock equal to (i) 4.75% of the number of shares of common stock of Xcel issued and outstanding on the date the QVC Warrant becomes exercisable less (ii) 571,429 shares of our Common Stock (subject to adjustment in the event of a stock split, combination, or stock dividend). The QVC Warrant is exercisable at a price of $.001 per share and becomes exercisable only upon Judith Ripka becoming obligated to make a specified payment to QVC under the JR/QVC Agreement and remains exercisable until such obligation is satisfied in full.

Concurrent with the acquisition of the Ripka Assets, JR Licensing entered into a $9 million 5-year term loan with BHI (the “JR Loan”). The JR Loan is secured by all of the assets of JR Licensing and a guarantee from Xcel secured by a pledge of Xcel’s membership interest in JR Licensing and by a guarantee from IM Brands, secured by a pledge of all of IM Brands’ assets. The JR Loan bears interest at an annual variable rate of either, LIBOR plus 3.5% or Prime plus 0.50%, at JR Licensing’s option, payable, if the JR Loan is bearing interest based on LIBOR, on the last business day of the applicable interest period and, if the JR Loan is bearing interest based on Prime, quarterly in arrears on the first day of each calendar quarter. Scheduled quarterly principal payments are as follows:

Date of Payment	Amount of Principal Payment

April 1, 2015, July 1, 2015, October 1, 2015 and January 1, 2016	$375,000

April 1, 2016, July 1, 2016, October 1, 2016 and January 1, 2017	$625,000

April 1, 2017, July 1, 2017, October 1, 2017 and January 1, 2018	$750,000

April 1, 2018, July 1, 2018, October 1, 2018 and January 1, 2019	$500,000

In addition, JR Licensing shall prepay the outstanding amount of the JR Loan from excess cash flow (the “JR Cash Flow Recapture”) for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to fifty percent (50%) of such JR Cash Flow Recapture. JR Cash Flow Recapture shall mean for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all interest and principal (including indebtedness owed for the JR Loan) paid or payable during such period less (c) the portion of the holdback amount paid or payable pursuant to the Purchase Agreement during such period less (d) payments made during such period by JR Licensing to Xcel equal to the estimated tax liability of Xcel resulting from any taxable income (net of losses, including for prior years to the extent permitted to be deducted) of JR Licensing. JR Licensing also executed a guaranty of our outstanding $13 million loan with BHI, in favor of BHI, secured by a pledge of all of JR Licensing’s assets.

Financial Covenants. The Company is required to maintain;

•	minimum fixed charge ratio, of 1.20 to 1.00 for the periods ending on or prior to December 31, 2015 and not less than 1.10 to 1.00 for periods commencing on and after March 31, 2016;

•
minimum EBITDA (as defined in the BHI loan documents), not be less than $5,500,000 for the fiscal year ending December 31, 2014, not less than $7,500,000 for the fiscal year ending December 31, 2015, not less than $11,000,000 for the fiscal year ending on December 31, 2016 and not less than $12,000,000 for fiscal year ending December 31, 2017 and each fiscal year end thereafter;

•	$31 million minimum net worth;

•	$3 million minimum liquidity covenants; and

•	other non-monetary covenants, including reporting requirements and trademark preservation in accordance with the terms and conditions of the JR Loan.

In addition, JR Licensing is required to maintain minimum EBITDA of $3 million for the fiscal year ending December 31, 2014, not less than $4 million for the fiscal year ending December 31, 2015 and not less than $5 million for the fiscal year ending December 31, 2016 and each fiscal year end thereafter. EBITDA for JR licensing shall exclude allocated corporate overhead.

On April 1, 2014, the Company entered into a three-year employment agreement with Ms. Ripka such that she will serve as the Chief Design Officer of the Judith Ripka brand and perform duties and obligations under agreements with the Company’s licensees or any other third party pursuant to which Ms. Ripka has agreed to, and is obligated to, perform personal services. Thereafter, the agreement will renew automatically for one-year periods, unless either party gives written notice of intent to terminate at least 30 days prior to such termination. Ms. Ripka’s base salary is $750,000 per annum, and Ms. Ripka is entitled to other benefits including (a) non-accountable expenses of $114,000 per year, (b) $1,000 per month for rent for her Florida office, (c) the employment of a personal assistant, and (d) first class travel expenses.

Bonus. Ms. Ripka shall be eligible to receive an annual cash bonus (the “Bonus”) for each calendar year during the Term (or any partial fiscal year during the Term), equal to ten percent (10%) of the direct response television royalty income during such calendar year in excess of $6 million.

The Ripka Brand acquisition will be accounted for as an asset purchase.

Term Loan Amendment

On April 3, 2014 and in conjunction with the Ripka Brand acquisition and entering into the JR Loan, the Company amended the Term Loan. The amendments include:

•
Minimum EBITDA (as defined in the BHI loan documents) of IM Brands shall not be less than $6,000,000 for the fiscal year ending December 31, 2014, not less than $9,000,000 for the fiscal year ending December 31, 2015, not less than $11,000,000 for the fiscal year ending December 31, 2016 and not less than $12,500,000 for the fiscal year ending December 31, 2017 and each fiscal year end thereafter. EBITDA for IM Brands shall exclude allocated corporate overhead;

•
Minimum EBITDA of the Company shall not be less than $5,500,000 for the fiscal year ending December 31, 2014, not less than $7,500,000 for the fiscal year ending December 31, 2015, not less than $11,000,000 for the fiscal year ending on December 31, 2016 and not less than $12,000,000 for fiscal year ending December 31, 2017 and each fiscal year end thereafter;

•	Capital Expenditures of Guarantor and its Subsidiaries on a consolidated basis in any fiscal year shall not exceed $1,300,000;

•	$31 million minimum net worth;

•	$3 million minimum liquidity covenants; and

•
On and after January 1 2015, IM Brands shall repay an amount equal to fifty percent (50%) of Cash Flow Recapture until such time as principal payments received by BHI for the Term Loan and the JR Loan are equal to or greater than $1 million in the aggregate (other than a result of scheduled payments), then twenty percent (20%).

12.	Subsequent Events

Acquisition of the Judith Ripka Trademarks

On April 3, 2014, JR Licensing, LLC, a wholly-owned subsidiary of Xcel (“JR Licensing”) entered into an asset purchase agreement dated April 1, 2014 (the “Purchase Agreement”) with Judith Ripka Berk (“Ms. Ripka”), an individual, and certain companies owned by Ms. Ripka including Judith Ripka Creations (collectively “Ripka”), pursuant to which JR Licensing purchased from Ripka certain assets, including the Judith Ripka and Judith Ripka Sterling trademarks and other intellectual property rights (the “Ripka Brand”). On the closing date of the acquisition, the Company paid Ripka $12.0 million in cash, $6.0 million through the issuance of interest free notes payable (the “Ripka Notes”), and 571,429 shares of the Company’s stock. The Ripka Notes have a term of five years from the date of issuance, are payable in cash or shares of Xcel common stock valued at the time of payment, at the Company’s option, and with a floor price of $7.00 per share if paid in stock, with Ripka having certain rights to extend the maturity of the Ripka Notes in the event the Company’s stock is trading at a price of less than $7.00 per share. The Company is obligated to pay Ripka an additional $1.0 million on October 1, 2014 and an additional $1.2 million on April 1, 2015. In addition, the Company agreed to pay Ripka additional consideration of up to $5 million in aggregate (the “Ripka Earn-out”), payable in cash or shares of the Company’s common stock based on the fair market value of our common stock at the time of payment, and with a floor of $7.00 per share, based on the Ripka Brand achieving in excess of $1 million of net royalty income during each of the 12-month periods beginning on October 1, 2015 and ending on October 1, 2018, less the sum of all earn out payments for any prior earn-out period. Net royalty income shall not include any revenues generated by direct-response television sales or any revenue accelerated as a result of termination.

Concurrent with the acquisition of the Ripka Brand, the Company entered into (i) a license agreement with QVC, Inc. that provides for a royalty to be paid to the Company by QVC based on net sales of products under the Ripka Brand (the “JR/QVC Agreement”), and (ii) a license with an affiliate of Ripka that will design, source, market, and promote products under the Ripka Brand to wholesale accounts, through an e-commerce site which Xcel will operate, and through Ripka owned retail stores (the “Wholesale Business”). The license with the Wholesale Business will provide for a royalty payable to the Company based on its wholesale sale of products under the Ripka Brand. The Company issued to QVC a Warrant (the “QVC Warrant”) to purchase a number of shares of our common stock equal to (i) 4.75% of the number of shares of common stock of Xcel issued and outstanding on the date the QVC Warrant becomes exercisable less (ii) 571,429 shares of our common stock (subject to adjustment in the event of a stock split, combination, or stock dividend). The QVC Warrant is exercisable at a price of $.001 per share and becomes exercisable only upon Judith Ripka becoming obligated to make a specified payment to QVC under the JR/QVC Agreement and remains exercisable until such obligation is satisfied in full.

Concurrent with the acquisition of the Ripka Assets, JR Licensing entered into a $9 million 5-year term loan with BHI (the “JR Loan”). The JR Loan is secured by all of the assets of JR Licensing and a guarantee from Xcel secured by a pledge of Xcel’s membership interest in JR Licensing and by a guarantee from IM Brands, secured by a pledge of all of IM Brands’ assets. The JR Loan bears interest at an annual variable rate of either, LIBOR plus 3.5% or Prime plus 0.50%, at JR Licensing’s option, payable, if the JR Loan is bearing interest based on LIBOR, on the last business day of the applicable interest period and, if the JR Loan is bearing interest based on Prime, quarterly in arrears on the first day of each calendar quarter. Scheduled quarterly principal payments are as follows:

Date of Payment	Amount of Principal Payment

April 1, 2015, July 1, 2015, October 1, 2015 and January 1, 2016	$375,000

April 1, 2016, July 1, 2016, October 1, 2016 and January 1, 2017	$625,000

April 1, 2017, July 1, 2017, October 1, 2017 and January 1, 2018	$750,000

April 1, 2018, July 1, 2018, October 1, 2018 and January 1, 2019	$500,000

In addition, JR Licensing shall prepay the outstanding amount of the JR Loan from excess cash flow (“Cash Flow Recapture”) for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to fifty percent (50%) of such Cash Flow Recapture. Cash Flow Recapture shall mean for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all interest and principal (including indebtedness owed for the JR Loan) paid or payable during such period less (c) the portion of the holdback amount paid or payable pursuant to the Purchase Agreement during such period less (d) payments made during such period by JR Licensing to Xcel equal to the estimated tax liability of Xcel resulting from any taxable income (net of losses, including for prior years to the extent permitted to be deducted) of JR Licensing. JR Licensing also executed a guaranty of our outstanding $13 million loan with BHI, in favor of BHI, secured by a pledge of all of JR Licensing’s assets.

Financial Covenants. The Company is required to maintain;
•	minimum fixed charge ratio, of 1.20 to 1.00 for the periods ending on or prior to December 31, 2015 and not less than 1.10 to 1.00 for periods commencing on and after March 31, 2016;
•
minimum EBITDA (as defined in the BHI loan documents), not be less than $5,500,000 for the fiscal year ending December 31, 2014, not less than $7,500,000 for the fiscal year ending December 31, 2015, not less than $11,000,000 for the fiscal year ending on December 31, 2016 and not less than $12,000,000 for fiscal year ending December 31, 2017 and each fiscal year end thereafter;

•	$31 million minimum net worth;
•	$3 million minimum liquidity covenants;
•	and other non-monetary covenants, including reporting requirements and trademark preservation in accordance with the terms and conditions of the JR Loan.

In addition, JR Licensing is required to maintain minimum EBITDA of $3 million for the fiscal year ending December 31, 2014, not less than $4 million for the fiscal year ending December 31, 2015 and not less than $5 million for the fiscal year ending December 31, 2016 and each fiscal year end thereafter. EBITDA for JR licensing shall exclude allocated corporate overhead.

On April 1, 2014, the Company entered into a three-year employment agreement with Ms. Ripka such that she will serve as the Chief Design Officer of the Judith Ripka brand and perform duties and obligations under agreements with the Company’s licensees or any other third party pursuant to which Ms. Ripka has agreed to, and is obligated to, perform personal services. Thereafter, the agreement will renew automatically for one-year periods, unless either party gives written notice of intent to terminate at least 30 days prior to such termination. Ms. Ripka’s base salary is $750,000 per annum, and Ms. Ripka is entitled to other benefits including (a) non-accountable expenses of $114,000 per year, (b) $1,000 per month for rent for her Florida office, (c) the employment of a personal assistant, and (d) first class travel expenses.

Bonus. Ms. Ripka shall be eligible to receive an annual cash bonus (the “Bonus”) for each calendar year during the Term (or any partial fiscal year during the Term), equal to ten percent (10%) of the direct response television royalty income during such calendar year in excess of $6 million.

The Ripka Brand acquisition will be accounted for as an asset purchase.

New Loan Amendment

On April 3, 2014 and in conjunction with the Ripka Brand acquisition and entering into the JR Loan, the Company amended the New Loan. The amendments include:

•
Minimum EBITDA of IM Brands shall not be less than $6,000,000 for the fiscal year ending December 31, 2014, not less than $9,000,000 for the fiscal year ending December 31, 2015, not less than $11,000,000 for the fiscal year ending December 31, 2016 and not less than $12,500,000 for the fiscal year ending December 31, 2017 and each fiscal year end thereafter. EBITDA for IM Brands shall exclude allocated corporate overhead;

•
Minimum EBITDA of the Company shall not be less than $5,500,000 for the fiscal year ending December 31, 2014, not less than $7,500,000 for the fiscal year ending December 31, 2015, not less than $11,000,000 for the fiscal year ending on December 31, 2016 and not less than $12,000,000 for fiscal year ending December 31, 2017 and each fiscal year end thereafter;

•	Capital Expenditures of Guarantor and its Subsidiaries on a consolidated basis in any fiscal year shall not exceed $1,300,000;
•	$31 million minimum net worth;
•	$3 million minimum liquidity covenants;
•
on and after January 1 2015, IM Brands shall repay an amount equal to fifty percent (50%) of Cash Flow Recapture until such time as principal payments received by BHI for the New Loan and the JR Loan is equal to or greater than $1 million in the aggregate (other than a result of scheduled payments), then twenty percent (20%).

Restricted Stock Grant

On January 1, 2014, the Company issued to management and a key employee an aggregate of 825,000 shares of restricted stock. The vesting date of 550,000 shares of restricted stock is July 1, 2014, and the remaining 275,000 shall vest evenly over the periods ending September 30, 2014, 2015 and 2016, provided, however, that each such grantee has the right to extend the vesting dates by six-month increments in their sole discretion, prior to the date the restrictions would lapse.

The fair value of the restricted shares on the grant date is approximately $3.3 million, and the compensation expense will be recognized over the vesting periods without regard to extensions.

Executive Employment Amendment

Effective February 1, 2014, the Company entered into an employment agreement with Marisa Gardini (“Ms. Gardini”) superseding a three-year employment agreement with Ms. Gardini that was set to expire on September 29, 2014 (the “Previous Employment Agreement”). The term of employment and performance of services by Ms. Gardini under of this agreement may be terminated by either party upon thirty (30) day notice to the other party.  Ms. Gardini’s salary was $250,000, $250,000 and $500,000 per annum, respectively, in the first three successive 12-month periods following September 29, 2011, the effective date of the Previous Employment Agreement, however effective February 1, 2014, Ms. Gardini’s base salary shall be $18,000 per annum.  Ms. Gardini resigned as Executive Vice President of Strategic Planning and Marketing, but remains a director of the Company.